Income tax - Summary of Deferred Tax Assets Not Been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 115,031	$ 74,217
Loss Allowance for Trade Receivables
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets		49
Accrued Expenses
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets		64
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	112,970	71,124
Net Interest Expense Carried Forward
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets	$ 2,061	2,262
Other
Disclosure Of Deferred Tax Assets Have Not Been Recognized [Line Items]
Total unrecognized deferred tax assets		$ 718